CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balances at Dec. 31, 2008	$ 42,074	$ 2,986,212	$ 1,019,595	$ 9,903,449	$ 1,651,810	$ 15,603,140
Balances (in shares) at Dec. 31, 2008	20,100,003
Shares contributed as consideration for advisory services	200	107,604	0	0	0	107,804
Shares contributed as consideration for advisory services (in shares)	100,000
Net income				5,730,519		5,730,519
Appropriation to statutory reserves	0	0	573,964	(573,964)	0	0
Other comprehensive income effects of foreign currency Conversion	0	0	0	0	32,149	32,149
Balances at Dec. 31, 2009	42,274	3,093,816	1,593,559	15,060,004	1,683,959	21,473,612
Balances (in shares) at Dec. 31, 2009	20,200,003
Common stock issued for services and compensation	224	113,800	0	0	0	114,024
Common stock issued for services and compensation (in shares)	112,200
Share compensation for an independent director	200	171,820	0	0	0	172,020
Share compensation for an independent director (in shares)	100,000
Issuance of shares	0	57,828	0	0	0	57,828
Net income				9,565,032		9,565,032
Appropriation to statutory reserves	0	0	1,174,710	(1,174,710)	0	0
Other comprehensive income effects of foreign currency Conversion	0	0	0	0	782,016	782,016
Balances at Dec. 31, 2010	42,698	3,437,264	2,768,269	23,450,326	2,465,975	32,164,532
Balances (in shares) at Dec. 31, 2010	20,412,203
Share consolidation on March 31, 2011 (in shares)	(14,580,085)
Issuance of shares	140	51,260				51,400
Issuance of shares (in shares)	20,000
Cancellation of shares	(38)	38				0
Cancellation of shares (in shares)	(5,432)
Net income				12,305,290		12,305,290
Appropriation to statutory reserves			773,132	(773,132)		0
Issuance cost of convertible notes		(5,144)				(5,144)
Other comprehensive income effects of foreign currency Conversion					2,311,235	2,311,235
Balances at Dec. 31, 2011	$ 42,800	$ 3,483,418	$ 3,541,401	$ 34,982,484	$ 4,777,210	$ 46,827,313
Balances (in shares) at Dec. 31, 2011	5,846,686